Intangible assets (Tables)	6 Months Ended
Jun. 30, 2025
Text Block1 [Abstract]
Summary of Intangible Assets

	30 June 2025					31 December 2024
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total

Acquisition cost
Balance at end of previous year	37 040	2 281	5 438	93	44 852	46 080
Effect of movements in foreign exchange	863	97	441	21	1 423	(2 065 )
Acquisitions through business combinations	13	-	-	-	13	-
Acquisitions and expenditures	10	190	220	1	421	1 069
Disposals through sale and derecognition	(7)	(231)	(4)	(7)	(249)	(473)
Transfer (to)/from other asset categories and other movements¹	(5)	7	(4)	(3)	(6)	240
Balance at end of period	37 914	2 343	6 092	106	46 455	44 852

Amortization and impairment losses
Balance at end of previous year	(91)	(1 362 )	(3 283 )	(81)	(4 818 )	(4 794 )
Effect of movements in foreign exchange	(1)	(75)	(283)	(11)	(370)	470
Amortization	-	(77)	(339)	(13)	(430)	(845)
Impairment	-	-	-	-	-	(17)
Disposals through sale and derecognition	-	231	2	5	238	471
Transfer to/(from) other asset categories and other movements¹	-	1	(12)	32	22	(103)
Balance at end of period	(92)	(1 283 )	(3 915 )	(67)	(5 358 )	(4 818 )

Carrying value
at 31 December 2024	36 948	919	2 155	12	40 034	40 034
at 30 June 2025	37 821	1 060	2 177	39	41 096

1
The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to the separate presentation in the statement of financial position of intangible assets held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
.